Fees Summary	May 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,250,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	172,625.00
Total Offset Amount	167,634.13
Net Fee	4,990.87
Narrative - Max Aggregate Offering Price	$ 1,250,000,000.00
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true